DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current [Abstract]
Turnover tax balance	$ 101,733	$ 687,984
Income tax credit balance	7,471,755	301,091
VAT credit balance	1,486,793	4,657,101
Other tax receivables	260,287	333,982
Prepaid expenses	795,102	4,747,164
Advances to suppliers	21,571,061	25,966,963
Deposits to guarantee	193,404	0
Subsidies receivables	4,675,875	11,734,335
Other Receivables UT	43,717	104,197
Others	649,851	1,842,470
Total	37,249,578	50,375,287
Non Current [Abstract]
Turnover tax balance	0	0
Income tax credit balance	0	0
VAT credit balance	0	0
Other tax receivables	0	171
Prepaid expenses	21,507	0
Advances to suppliers	0	0
Deposits to guarantee	0	0
Subsidies receivables	0	0
Other Receivables UT	0	0
Others	14,486	46,226
Total	$ 35,993	$ 46,397